Short-Term Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Short Term Debt [Line Items]
Fair value of capital markets trading securities pledged to secure other short-term borrowings	80.1
Federal Funds Purchased And Securities Sold Under Agreements To Repurchase [Member]
Short Term Debt [Line Items]
Maximum maturity days	90 days
Trading Liabilities [Member]
Short Term Debt [Line Items]
Maximum holding days	90 days
Other Short Term Borrowings [Member]
Short Term Debt [Line Items]
Maximum original maturity period	1 year